Senior Notes and Unsecured Revolving Credit Facility - Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two		0
Long-term Debt, Maturities, Repayments of Principal in Year Three		118,000
Long-term Debt	$ 241,738	$ 118,000	$ 83,082